UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

             Investment Company Act file number             811-5850
                                               ---------------------------------

                             OneAmerica Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                One American Square, Indianapolis, IN, 46282-8216
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Constance E. Lund
                One American Square, Indianapolis, IN, 46282-8216
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 317-285-1877
                                                           ---------------------

                   Date of fiscal year end: December 31, 2009
                                           ------------------

                  Date of reporting period: September 30, 2009
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                                 VALUE PORTFOLIO
                         SEPTEMBER 30, 2009 (UNAUDITED)

                    Description                                                             Shares        Value
----------------------------------------------------                                       --------    ------------
COMMON STOCKS (89.4%)
  Aerospace & Defense (3.6%)
    General Dynamics Corp.                                                                   34,900    $  2,254,540
    Precision Castparts Corp.                                                                65,800       6,703,046
                                                                                                       ------------
                                                                                                          8,957,586
                                                                                                       ------------
  Apparel (3.7%)
    Columbia Sportswear Co.                                                                 100,500       4,136,580
    Wolverine World Wide, Inc.                                                              202,300       5,025,132
                                                                                                       ------------
                                                                                                          9,161,712
                                                                                                       ------------
  Automotive Components (3.0%)
    Harley-Davidson, Inc.                                                                   125,100       2,877,300
    Magna International, Inc., Class A                                                      107,400       4,566,648
                                                                                                       ------------
                                                                                                          7,443,948
                                                                                                       ------------
  Chemicals (1.8%)
    Dow Chemical Co.                                                                        168,700       4,398,009
                                                                                                       ------------
  Commercial Services (1.0%)
    MPS Group, Inc.*                                                                         71,600         753,232
    Robert Half International, Inc.                                                          63,800       1,596,276
                                                                                                       ------------
                                                                                                          2,349,508
                                                                                                       ------------
  Computer Hardware & Software (8.1%)
    Autodesk, Inc.*                                                                         225,000       5,355,000
    Cisco Systems, Inc.*                                                                    277,700       6,537,058
    Dell, Inc.*                                                                             259,800       3,964,548
    Hewlett-Packard Co.                                                                      89,874       4,242,952
                                                                                                       ------------
                                                                                                         20,099,558
                                                                                                       ------------
  Diversified Financial Services (9.4%)
    Aegon NV*                                                                               514,185       4,350,005
    Citigroup, Inc.*                                                                         97,698         472,858
    Federated Investors, Inc., Class B                                                      191,300       5,044,581
    Investment Technology Group, Inc.*                                                      180,300       5,033,976
    JPMorgan Chase & Co.                                                                     94,107       4,123,769
    Northern Trust Corp.                                                                     33,400       1,942,544
    U.S. Bancorp                                                                            105,600       2,308,416
                                                                                                       ------------
                                                                                                         23,276,149
                                                                                                       ------------
  Diversified Manufacturing (6.9%)
    Carlisle Cos., Inc.                                                                     181,600       6,158,056
    Crane Co.                                                                               199,800       5,156,838
    Illinois Tool Works, Inc.                                                               136,300       5,821,373
                                                                                                       ------------
                                                                                                         17,136,267
                                                                                                       ------------
  Electrical Equipment (1.7%)
    Baldor Electric Co.                                                                      57,993       1,585,529
    FLIR Systems, Inc.*                                                                      90,800       2,539,676
                                                                                                       ------------
                                                                                                          4,125,205
                                                                                                       ------------
  Food & Beverage (2.1%)
    The Coca-Cola Co.                                                                        98,200       5,273,340
                                                                                                       ------------
  Health Care (11.7%)
    Johnson & Johnson                                                                       105,500       6,423,895
    McKesson Corp.                                                                          113,150       6,738,082
    Medtronic, Inc.                                                                         132,700       4,883,360
    Merck & Co., Inc.                                                                        73,900       2,337,457
    Pfizer, Inc.                                                                            381,450       6,312,997
    Zimmer Holdings, Inc.*                                                                   38,800       2,073,860
                                                                                                       ------------
                                                                                                         28,769,651
                                                                                                       ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                         SEPTEMBER 30, 2009 (UNAUDITED)

                    Description                                                             Shares        Value
----------------------------------------------------                                       --------    ------------
COMMON STOCKS (89.4%)(continued)
  Industrial Conglomerates (1.8%)
    General Electric Co.                                                                    275,600    $  4,525,352
                                                                                                       ------------
  Machinery (1.0%)
    Cummins, Inc.                                                                            52,700       2,361,487
                                                                                                       ------------
  Metals & Mining (2.0%)
    Alcoa, Inc.                                                                             199,100       2,612,192
    Nucor Corp.                                                                              51,000       2,397,510
                                                                                                       ------------
                                                                                                          5,009,702
                                                                                                       ------------
  Oil & Oil Services (7.9%)
    ConocoPhillips                                                                           79,900       3,608,284
    Exxon Mobil Corp.                                                                        12,900         885,069
    Royal Dutch Shell PLC ADR                                                               106,100       6,067,859
    Tidewater, Inc.                                                                         136,250       6,416,013
    Valero Energy Corp.                                                                     128,100       2,483,859
                                                                                                       ------------
                                                                                                         19,461,084
                                                                                                       ------------
  Recreation (1.5%)
    Brunswick Corp.                                                                          72,800         872,144
    Mattel, Inc.                                                                            146,600       2,706,236
                                                                                                       ------------
                                                                                                          3,578,380
                                                                                                       ------------
  Retail (7.0%)
    Bed Bath & Beyond, Inc.*                                                                168,900       6,340,506
    Best Buy Co., Inc.                                                                      127,100       4,768,792
    Home Depot, Inc.                                                                        156,800       4,177,152
    Kohl's Corp.*                                                                            36,500       2,082,325
                                                                                                       ------------
                                                                                                         17,368,775
                                                                                                       ------------
  Semiconductors (7.4%)
    Applied Materials, Inc.                                                                 353,600       4,738,240
    Intel Corp.                                                                             407,800       7,980,646
    Texas Instruments, Inc.                                                                 230,200       5,453,438
                                                                                                       ------------
                                                                                                         18,172,324
                                                                                                       ------------
  Telecommunication Services (4.9%)
    Nokia OYJ ADR                                                                           281,850       4,120,647
    Telefonos de Mexico Class L ADR                                                         302,000       5,266,880
    Telmex Internacional ADR                                                                186,000       2,594,700
                                                                                                       ------------
                                                                                                         11,982,227
                                                                                                       ------------
  Transportation (2.9%)
    Norfolk Southern Corp.                                                                   73,800       3,181,518
    Werner Enterprises, Inc.                                                                216,000       4,024,080
                                                                                                       ------------
                                                                                                          7,205,598
                                                                                                       ------------
         Total common stocks (cost: $233,784,694)                                                       220,655,862
                                                                                                       ------------

                                                             Interest      Maturity      Principal
                                                               Rate          Date         Amount
                                                             --------      --------      ---------
SHORT-TERM NOTES AND BONDS (4.8%)
  COMMERCIAL PAPER (4.8%)
    Commercial Banks (0.8%)
      JPMorgan Chase & Co.                                     0.152%      10/02/2009    $2,000,000       1,999,980
                                                                                                       ------------
    Consumer Finance (0.8%)
      Paccar Financial Corp.                                   0.162       10/07/2009     2,000,000       1,999,940
                                                                                                       ------------
    Diversified Financial Services (0.8%)
      UBS Finance (Delaware) LLC                               0.233       10/01/2009     2,000,000       2,000,000
                                                                                                       ------------
    Electric - Integrated (0.8%)
      FPL Group Capital, Inc.                                  0.183       10/07/2009     2,000,000       1,999,940
                                                                                                       ------------
    Medical Products (1.6%)
      Abbott Laboratories                                      0.122       10/14/2009     2,000,000       1,999,860
      Medtronic, Inc.                                          0.162       10/26/2009     2,000,000       1,999,720
                                                                                                       ------------
                                                                                                          3,999,580
                                                                                                       ------------
          Total short-term notes and bonds (cost: $11,999,570)                                           11,999,440
                                                                                                       ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                         SEPTEMBER 30, 2009 (UNAUDITED)

                    Description                                                            Shares         Value
----------------------------------------------------                                      ---------    ------------
MONEY MARKET MUTUAL FUND (2.6%)
       BlackRock Liquidity Funds TempFund Portfolio                                       6,400,000    $  6,400,000
                                                                                                       ------------
         Total money market mutual fund (cost: $6,400,000)                                                6,400,000
                                                                                                       ------------
MUTUAL FUNDS (3.1%)
       iShares Russell 1000 Value Index Fund                                                 68,900       3,823,261
       iShares Russell Midcap Value Index Fund                                               69,600       2,465,232
       iShares S&P SmallCap 600 Value Index Fund                                             24,600       1,383,504
                                                                                                       ------------
         Total mutual funds (cost: $8,403,514)                                                            7,671,997
                                                                                                       ------------
TOTAL INVESTMENTS (99.9%) (a) (COST: $260,587,778)                                                      246,727,299

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                                                124,632
                                                                                                       ------------
NET ASSETS (100.0%)                                                                                    $246,851,931
                                                                                                       ============

*Non-Income producing securities.

The interest rate for short-term notes reflects the yields for those securities as of September 30, 2009.

Percentages shown are based on total net assets.

(a) The United States federal income tax basis of the Portfolio's investments and the unrealized appreciation (depreciation) as of September 30, 2009.

                                                                    Total Net
                                                                   Unrealized
  Tax Basis           Appreciation          Depreciation          Depreciation
------------          ------------          ------------          ------------
$260,580,167          $30,420,027           $(44,272,895)         $(13,852,868)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                         SEPTEMBER 30, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's assets carried at fair value:

                                                         LEVEL 1                    LEVEL 2                    LEVEL 3
                                                      -------------              -------------              -------------
INVESTMENTS IN SECURITIES
-------------------------
  Common Stocks                                       $ 220,655,862              $           -              $           -
  Commercial Paper                                                -                 11,999,440                          -
  Money Market Mutual Fund                                6,400,000                          -                          -
  Mutual Funds                                            7,671,997                          -                          -
                                                      -------------              -------------              -------------
                                                        234,727,859                 11,999,440                          -
OTHER FINANCIAL INSTRUMENTS*                                      -                          -                          -
                                                      -------------              -------------              -------------
TOTAL                                                 $ 234,727,859              $  11,999,440              $           -
                                                      =============              =============              =============

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
                         SEPTEMBER 30, 2009 (UNAUDITED)

                                                                 Interest       Maturity        Principal
                     Description                                   Rate           Date            Amount             Value
----------------------------------------------------             --------       --------       -----------       ------------
SHORT-TERM NOTES (96.0%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (13.9%)
      Fannie Mae Discount Note                                     0.142%       10/21/09       $ 3,500,000       $  3,499,728
      Fannie Mae Discount Note                                     0.130        12/18/09         5,000,000          4,998,592
      Federal Home Loan Bank Discount Note                         0.640        10/19/09         5,000,000          4,998,400
      Federal Home Loan Bank Discount Note                         0.180        10/01/09         1,900,000          1,900,000
      Federal Home Loan Bank Discount Note                         0.130        10/23/09         6,150,000          6,149,511
      U.S. Treasury Bill Discount Note                             0.175        10/29/09         2,100,000          2,099,714
      U.S. Treasury Bill Discount Note                             0.140        11/27/09         5,000,000          4,998,892
      U.S. Treasury Bill Discount Note                             0.052        11/19/09         4,900,000          4,899,653
                                                                                                                 ------------
                                                                                                                   33,544,490
                                                                                                                 ------------
  COMMERCIAL PAPER (67.3%)
    Aerospace & Defense (3.5%)
      Honeywell International                                      0.588        10/13/09         1,500,000          1,499,710
      Honeywell International                                      0.203        10/02/09         6,900,000          6,899,962
                                                                                                                 ------------
                                                                                                                    8,399,672
                                                                                                                 ------------
    Chemical - Diversified (5.4%)
      BASF AG                                                      0.416        01/29/10         4,000,000          3,994,533
      BASF AG                                                      0.355        10/13/09         1,000,000            999,883
      E.I. Du Pont de Nemours & Co.                                0.172        10/08/09         8,000,000          7,999,736
                                                                                                                 ------------
                                                                                                                   12,994,152
                                                                                                                 ------------
    Commercial Banks (7.0%)
      Bank of America Corp.                                        0.223        12/10/09         1,162,000          1,161,503
      Bank of America Corp.                                        0.203        10/21/09         5,000,000          4,999,444
      Bank of America Corp.                                        0.182        10/28/09         2,027,000          2,026,726
      JPMorgan Chase & Co.                                         0.284        11/05/09         3,200,000          3,199,129
      JPMorgan Chase & Co.                                         0.183        11/02/09         1,000,000            999,840
      JPMorgan Chase & Co.                                         0.152        10/05/09         4,425,000          4,424,926
                                                                                                                 ------------
                                                                                                                   16,811,568
                                                                                                                 ------------
    Computers & Peripherals (5.7%)
      Hewlett-Packard Co.                                          0.111        10/07/09         5,000,000          4,999,908
      International Business Machines Co.                          0.203        11/09/09         2,300,000          2,299,502
      Microsoft Corp.                                              0.172        10/15/09         2,755,000          2,754,818
      Microsoft Corp.                                              0.172        10/07/09           750,000            749,979
      Microsoft Corp.                                              0.152        12/16/09         3,000,000          2,999,050
                                                                                                                 ------------
                                                                                                                   13,803,257
                                                                                                                 ------------
    Consumer Finance (9.2%)
      American Honda Financial Corp.                               0.400        11/06/09         5,000,000          4,998,028
      American Honda Financial Corp.                               0.253        11/03/09         1,500,000          1,499,656
      American Honda Financial Corp.                               0.203        12/11/09         2,650,000          2,648,955
      Paccar Financial Corp.                                       0.233        11/17/09         2,100,000          2,099,369
      Paccar Financial Corp.                                       0.233        11/16/09         3,989,000          3,987,828
      Paccar Financial Corp.                                       0.213        11/30/09         3,900,000          3,898,635
      Siemens Capital Corp.                                        0.152        11/12/09         3,000,000          2,999,475
                                                                                                                 ------------
                                                                                                                   22,131,946
                                                                                                                 ------------
    Diversified Financial Services (5.4%)
      General Electric Capital Services, Inc.                      0.233        10/14/09         3,400,000          3,399,718
      General Electric Capital Services, Inc.                      0.152        10/06/09         3,800,000          3,799,921
      UBS AG                                                       0.183        10/27/09         5,800,000          5,799,246
                                                                                                                 ------------
                                                                                                                   12,998,885
                                                                                                                 ------------
    Electric Integrated (3.8%)
      FPL Group Capital Inc.                                       0.152        10/09/09         9,100,000          9,099,697
                                                                                                                 ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                         SEPTEMBER 30, 2009 (UNAUDITED)

                                                                 Interest       Maturity        Principal
                     Description                                   Rate           Date            Amount             Value
----------------------------------------------------             --------       --------       -----------       ------------
SHORT-TERM NOTES (96.0%) (continued)
  COMMERCIAL PAPER (67.3%) (continued)
    Food, Beverages (7.1%)
      The Coca-Cola Co.                                            0.253%       12/04/09       $ 3,000,000       $  2,998,667
      The Coca-Cola Co.                                            0.183        12/03/09         5,000,000          4,998,425
      Nestle Capital Corp.                                         0.608        02/16/10         2,200,000          2,194,940
      Nestle Capital Corp.                                         0.193        11/24/09           745,000            744,788
      Nestle Capital Corp.                                         0.183        12/09/09         3,200,000          3,198,896
      Nestle Capital Corp.                                         0.122        12/02/09         3,000,000          2,999,380
                                                                                                                 ------------
                                                                                                                   17,135,096
                                                                                                                 ------------
    Food & Staples Retailing (3.3%)
      Walmart Stores, Inc.                                         0.142        10/13/09         5,000,000          4,999,767
      Walmart Stores, Inc.                                         0.132        10/19/09         3,000,000          2,999,805
                                                                                                                 ------------
                                                                                                                    7,999,572
                                                                                                                 ------------
    Health Care (1.6%)
      Roche Holdings, Inc.                                         0.132        10/02/09         4,000,000          3,999,986
                                                                                                                 ------------
    Household & Presonal Products (2.1%)
      The Proctor & Gamble Co.                                     0.162        11/18/09         5,000,000          4,998,933
                                                                                                                 ------------
    Manufacturing (2.1%)
      Caterpillar, Inc.                                            0.258        11/09/09         5,000,000          4,998,624
                                                                                                                 ------------
    Medical Products (8.7%)
      Abbott Laboratories                                          0.172        11/30/09         4,000,000          3,998,867
      Abbott Laboratories                                          0.162        11/06/09         4,000,000          3,999,360
      Medtronic, Inc.                                              0.223        11/09/09         1,500,000          1,499,642
      Medtronic, Inc.                                              0.172        10/14/09         3,000,000          2,999,816
      Medtronic, Inc.                                              0.172        12/18/09         3,592,000          3,590,677
      Pfiizer Inc.                                                 0.203        12/14/09         4,100,000          4,098,314
      Pfiizer Inc.                                                 0.142        11/04/09           850,000            849,888
                                                                                                                 ------------
                                                                                                                   21,036,564
                                                                                                                 ------------
    Oil & Gas (0.8%)
      Colonial Pipeline Co.                                        0.152        10/01/09         2,100,000          2,100,000
                                                                                                                 ------------
    Transport Service (1.6%)
      United Parcel Service, Inc.                                  0.122        11/03/09         4,000,000          3,999,560
                                                                                                                 ------------
  VARIABLE RATE DEMAND NOTES (1.2%)**
      Community Housing Development Corp.
        (backed by Wells Fargo Bank LOC)                           0.450        08/01/24           600,000            600,000
      Connecticut Water Co. (backed by Citizen Bank of RI LOC)     1.850        01/04/29         1,500,000          1,500,000
      PCP Investors LLC (backed by Wells Fargo Bank LOC)           0.350        12/01/24           700,000            700,000
                                                                                                                 ------------
                                                                                                                    2,800,000
                                                                                                                 ------------
  CORPORATE BONDS (13.6%)
    Aerospace & Defense (2.4%)
      United Technologies Corp.                                    4.375        05/01/10         5,276,000          5,386,847
      Boeing Capital Corp.                                         5.400        11/30/09           350,000            352,640
                                                                                                                 ------------
                                                                                                                    5,739,487
                                                                                                                 ------------
    Commercial Banks (5.8%)
      BASF Aktiengesells Finance EUR FLTR, Ser. 144A**             0.560        07/20/10         4,000,000          4,000,000
      Citigroup, Inc.                                              4.125        02/22/10         5,000,000          5,003,739
      U.S. Bank NA                                                 7.125        12/01/09         5,000,000          5,028,267
                                                                                                                 ------------
                                                                                                                   14,032,006
                                                                                                                 ------------
    Consumer Finance (2.1%)
      John Deere Capital Corp.**                                   0.837        02/26/10         5,000,000          5,006,697
                                                                                                                 ------------
    Health Care (2.1%)
      Roche Holdings, Inc., Ser. 144A**                            1.393        02/25/10         5,000,000          5,000,000
                                                                                                                 ------------
    Household & Personal Products (1.2%)
      Procter & Gamble International Funding SCA**                 0.478        05/07/10         3,000,000          3,000,000
                                                                                                                 ------------
      Total short-term notes (cost: $231,630,192)                                                                 231,630,192
                                                                                                                 ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                         SEPTEMBER 30, 2009 (UNAUDITED)

                     Description                                                                  Shares             Value
----------------------------------------------------                                           -----------       ------------
MONEY MARKET MUTUAL FUNDS (3.9%)
    BlackRock Liquidity TempFund Portfolio                                                       9,365,000       $  9,365,000
                                                                                                                 ------------
      Total money market mutual fund (cost: $9,365,000)                                                             9,365,000
                                                                                                                 ------------
TOTAL INVESTMENTS (99.9%) (a) (COST: $240,995,192)                                                                240,995,192

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                                                          185,346
                                                                                                                 ------------
NET ASSETS (100.0%)                                                                                              $241,180,538
                                                                                                                 ============

**Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2009.

The interest rate for short-term notes reflects the yields for those securities as of September 30, 2009.

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

Cost represents amortized cost.

Percentages shown are based on total net assets.

(a) The United States federal income tax basis of the Portfolio's investments and the cost are the same as of September 30, 2009.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                         SEPTEMBER 30, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

    Level 1 - quoted prices in active markets for identical securities

    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's assets carried at fair value:

                                                    LEVEL 1              LEVEL 2            LEVEL 3
                                                  -----------        -------------       ------------
INVESTMENTS IN SECURITIES
-------------------------
  U.S. Government & Agency Obligations            $         -        $  33,544,490       $          -
  Commercial Paper                                          -          162,507,512                  -
  Variable Rate Demand Notes                                -            2,800,000                  -
  Corporate Bonds                                           -           32,778,190                  -
  Money Market Mutual Fund                          9,365,000                    -                  -
                                                  -----------        -------------       ------------
                                                    9,365,000          231,630,192                  -
OTHER FINANCIAL INSTRUMENTS*                                -                    -                  -
                                                  -----------        -------------       ------------
TOTAL                                             $ 9,365,000        $ 231,630,192       $          -
                                                  ===========        =============       ============

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

 As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                         INVESTMENT GRADE BOND PORTFOLIO
                         SEPTEMBER 30, 2009 (UNAUDITED)

                                                                Interest        Maturity        Principal
                     Description                                  Rate            Date            Amount            Value
----------------------------------------------------            --------        --------        ----------       ------------
LONG-TERM NOTES AND BONDS (95.6%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (18.1%)
    Federal Farm Credit Bank                                      2.625%        04/17/2014      $1,000,000       $  1,003,708
    Federal Home Loan Banks                                       1.625         07/27/2011         250,000            252,867
    Federal Home Loan Banks                                       2.250         04/13/2012         500,000            510,960
    FHLMC                                                         4.500         01/15/2015         500,000            543,126
    FHLMC                                                         3.750         03/27/2019         750,000            750,366
    FNMA                                                          4.375         07/17/2013       1,000,000          1,083,502
    FNMA                                                          2.500         05/15/2014       1,000,000            997,832
    U.S. Treasury Bond                                            2.625         04/30/2016       1,000,000            987,031
    U.S. Treasury Bond                                            2.750         02/15/2019       3,500,000          3,340,040
    U.S. Treasury Bond                                            3.625         08/15/2019         600,000            615,844
    U.S. Treasury Bond                                            5.375         02/15/2031       1,250,000          1,485,156
    U.S. Treasury Bond                                            3.500         02/15/2039         550,000            498,266
    U.S. Treasury Bond                                            4.500         08/15/2039         300,000            323,438
    U.S. Treasury Note                                            0.875         03/31/2011       1,450,000          1,454,871
    U.S. Treasury Note                                            1.125         06/30/2011         950,000            955,492
    U.S. Treasury Note                                            1.000         07/31/2011         250,000            250,713
    U.S. Treasury Note                                            1.375         04/15/2012       3,600,000          3,615,749
    U.S. Treasury Note                                            1.500         07/15/2012       1,150,000          1,155,750
    U.S. Treasury Note                                            2.250         05/31/2014       4,150,000          4,162,644
    U.S. Treasury Note                                            2.375         08/31/2014         700,000            702,625
                                                                                                                 ------------
                                                                                                                   24,689,980
                                                                                                                 ------------
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (42.8%)
    Atlantic City Electric Transition Funding
      LLC, Ser. 2002-1, Cl. A3                                    4.910         07/20/2017       1,000,000          1,078,248
    Banc of America Commercial Mortgage, Inc.,
      Ser. 2006-5, Cl. AAB                                        5.379         09/10/2047         900,000            884,727
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2006-PW13, Cl. A3                          5.518         09/11/2041       1,000,000            956,375
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2006-PW13, Cl. AAB                         5.530         09/11/2041       1,300,000          1,301,478
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2006-PW14, Cl. A3                          5.209         12/11/2038         600,000            542,770
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2006-T24, Cl. AAB                          5.533         10/12/2041         550,000            549,253
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2007-PW15, Cl. AAB                         5.315         02/11/2044         650,000            619,347
    CenterPoint Energy Transition Bond Co. LLC,
      Ser. 2005-A, Cl. A2                                         4.970         08/01/2014         517,039            543,925
    CHN Equipment Trust, Ser. 2007-B A3A                          5.400         10/17/2011         166,300            168,340
    Commercial Mortgage Pass Through Certificates,
      Ser. 2006-C8, Cl. AAB                                       5.291         12/10/2046         650,000            625,622
    Crown Castle Towers LLC, Ser. 2006-1A, Cl. AFX                5.245         11/15/2036       1,000,000          1,000,000
    CSFB Mortgage Securities Corp.,
      Ser. 2005-C5, Cl. AAB                                       5.100         08/15/2038       1,200,000          1,222,649
    FHLMC CMO, Ser. 2424 Cl. OG                                   6.000         03/15/2017         895,567            967,119

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                         SEPTEMBER 30, 2009 (UNAUDITED)

                                                                 Interest        Maturity        Principal
                     Description                                   Rate            Date           Amount             Value
----------------------------------------------------             --------        --------        ---------       ------------
LONG-TERM NOTES AND BONDS (95.6%) (continued)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (42.8%) (continued)
    FHLMC CMO, Ser. 2947 Cl. VA                                   5.000%        03/15/2016      $  573,131       $    608,007
    FHLMC Gold Pool #A11823                                       5.000         08/01/2033          87,983             91,368
    FHLMC Gold Pool #A16641                                       5.500         12/01/2033         143,263            150,769
    FHLMC Gold Pool #A27124                                       6.000         10/01/2034          30,566             32,469
    FHLMC Gold Pool #A28876                                       6.000         11/01/2034         515,404            547,488
    FHLMC Gold Pool #A40159                                       5.500         11/01/2035          36,121             37,946
    FHLMC Gold Pool #A40754                                       6.500         12/01/2035         506,793            541,339
    FHLMC Gold Pool #A41968                                       5.500         01/01/2036         296,607            311,592
    FHLMC Gold Pool #A42109                                       6.500         01/01/2036       1,161,087          1,239,508
    FHLMC Gold Pool #A43870                                       6.500         03/01/2036         197,659            211,009
    FHLMC Gold Pool #A44969                                       6.500         04/01/2036         767,013            818,818
    FHLMC Gold Pool #A45057                                       6.500         05/01/2036          96,119            102,611
    FHLMC Gold Pool #A45624                                       5.500         06/01/2035          36,277             38,110
    FHLMC Gold Pool #A51101                                       6.000         07/01/2036         177,700            188,096
    FHLMC Gold Pool #A56247                                       6.000         01/01/2037         997,889          1,056,265
    FHLMC Gold Pool #A56634                                       5.000         01/01/2037         377,507            390,677
    FHLMC Gold Pool #A56829                                       5.000         01/01/2037          85,634             88,622
    FHLMC Gold Pool #A57135                                       5.500         02/01/2037       1,134,867          1,189,541
    FHLMC Gold Pool #A58278                                       5.000         03/01/2037       1,474,846          1,526,296
    FHLMC Gold Pool #A58965                                       5.500         04/01/2037         755,417            791,811
    FHLMC Gold Pool #A71576                                       6.500         01/01/2038         745,927            796,149
    FHLMC Gold Pool #B12969                                       4.500         03/01/2019         131,547            138,961
    FHLMC Gold Pool #B19462                                       5.000         07/01/2020         729,091            771,640
    FHLMC Gold Pool #C01086                                       7.500         11/01/2030          42,090             47,271
    FHLMC Gold Pool #C01271                                       6.500         12/01/2031          71,772             77,270
    FHLMC Gold Pool #C01302                                       6.500         11/01/2031          35,484             38,202
    FHLMC Gold Pool #C01676                                       6.000         11/01/2033       3,539,791          3,764,568
    FHLMC Gold Pool #C14364                                       6.500         09/01/2028          34,224             36,910
    FHLMC Gold Pool #C14872                                       6.500         09/01/2028           3,512              3,787
    FHLMC Gold Pool #C20300                                       6.500         01/01/2029          25,446             27,443
    FHLMC Gold Pool #C28221                                       6.500         06/01/2029          11,387             12,273
    FHLMC Gold Pool #C35377                                       7.000         01/01/2030           5,714              6,284
    FHLMC Gold Pool #C41636                                       8.000         08/01/2030           5,629              6,386
    FHLMC Gold Pool #C56017                                       6.500         03/01/2031         270,383            291,264
    FHLMC Gold Pool #C61802                                       5.500         12/01/2031         336,827            354,646
    FHLMC Gold Pool #C64936                                       6.500         03/01/2032          36,040             38,755
    FHLMC Gold Pool #C68790                                       6.500         07/01/2032         211,327            227,251
    FHLMC Gold Pool #C74741                                       6.000         12/01/2032         192,629            205,101
    FHLMC Gold Pool #C79460                                       5.500         05/01/2033         144,011            151,556
    FHLMC Gold Pool #C79886                                       6.000         05/01/2033         464,472            493,966
    FHLMC Gold Pool #E00543                                       6.000         04/01/2013          16,315             17,187
    FHLMC Gold Pool #E00565                                       6.000         08/01/2013          13,564             14,285
    FHLMC Gold Pool #E00957                                       6.000         02/01/2016          26,975             28,786
    FHLMC Gold Pool #E01007                                       6.000         08/01/2016          22,736             24,305
    FHLMC Gold Pool #E01085                                       5.500         12/01/2016          43,520             46,383
    FHLMC Gold Pool #E01136                                       5.500         03/01/2017         122,313            130,553
    FHLMC Gold Pool #E01216                                       5.500         10/01/2017         115,482            123,559
    FHLMC Gold Pool #E01378                                       5.000         05/01/2018         258,291            274,584
    FHLMC Gold Pool #E71048                                       6.000         07/01/2013             496                530
    FHLMC Gold Pool #E72468                                       5.500         10/01/2013           8,867              9,466
    FHLMC Gold Pool #E74118                                       5.500         01/01/2014          43,208             46,128
    FHLMC Gold Pool #E77035                                       6.500         05/01/2014          23,955             25,613
    FHLMC Gold Pool #E77962                                       6.500         07/01/2014          33,250             35,550
    FHLMC Gold Pool #E78727                                       6.500         10/01/2014           1,017              1,087
    FHLMC Gold Pool #E82543                                       6.500         03/01/2016          49,325             53,015
    FHLMC Gold Pool #E85127                                       6.000         08/01/2016          19,159             20,559
    FHLMC Gold Pool #E85353                                       6.000         09/01/2016          53,994             57,938
    FHLMC Gold Pool #E89823                                       5.500         05/01/2017         137,313            147,343
    FHLMC Gold Pool #E90912                                       5.500         08/01/2017          56,390             60,509
    FHLMC Gold Pool #E91139                                       5.500         09/01/2017         218,964            234,959
    FHLMC Gold Pool #E91646                                       5.500         10/01/2017         289,206            310,331
    FHLMC Gold Pool #E92047                                       5.500         10/01/2017         189,707            203,565

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                         SEPTEMBER 30, 2009 (UNAUDITED)

                                                                 Interest        Maturity        Principal
                     Description                                   Rate            Date           Amount             Value
----------------------------------------------------             --------        --------        ---------       ------------
LONG-TERM NOTES AND BONDS (95.6%) (continued)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (42.8%) (continued)
    FHLMC Gold Pool #E92196                                       5.500%        11/01/2017      $   29,522       $     31,678
    FHLMC Gold Pool #E95159                                       5.500         03/01/2018         216,109            231,760
    FHLMC Gold Pool #E95734                                       5.000         03/01/2018       1,045,552          1,113,105
    FHLMC Gold Pool #G01091                                       7.000         12/01/2029          32,367             35,595
    FHLMC Gold Pool #G02060                                       6.500         01/01/2036       1,215,414          1,298,264
    FHLMC Gold Pool #G08016                                       6.000         10/01/2034       1,528,978          1,624,156
    FHLMC Gold Pool #G10817                                       6.000         06/01/2013          15,203             16,228
    FHLMC Gold Pool #G11753                                       5.000         08/01/2020         485,888            514,244
    FHLMC Gold Pool #J01382                                       5.500         03/01/2021       1,452,313          1,540,246
    FHLMC Gold Pool #J05930                                       5.500         03/01/2021       1,206,914          1,279,989
    FNMA Pool #253798                                             6.000         05/01/2016           1,308              1,406
    FNMA Pool #256883                                             6.000         09/01/2037       1,263,081          1,335,393
    FNMA Pool #357269                                             5.500         09/01/2017         836,093            895,861
    FNMA Pool #357637                                             6.000         11/01/2034       1,883,970          2,001,836
    FNMA Pool #545929                                             6.500         08/01/2032         118,814            128,213
    FNMA Pool #555591                                             5.500         07/01/2033         491,857            517,475
    FNMA Pool #572020                                             6.000         04/01/2016          30,054             32,287
    FNMA Pool #578974                                             6.000         05/01/2016          45,630             48,949
    FNMA Pool #579170                                             6.000         04/01/2016          11,323             12,164
    FNMA Pool #584953                                             7.500         06/01/2031          14,161             15,869
    FNMA Pool #585097                                             6.000         05/01/2016          80,218             86,178
    FNMA Pool #651220                                             6.500         07/01/2032         111,798            120,642
    FNMA Pool #781776                                             6.000         10/01/2034         198,490            210,908
    FNMA Pool #797509                                             4.500         03/01/2035       1,116,116          1,136,229
    FNMA Pool #797536                                             4.500         04/01/2035         951,083            968,222
    FNMA Pool #910446                                             6.500         01/01/2037         621,843            665,689
    FNMA Pool #922224                                             5.500         12/01/2036         904,546            948,690
    FNMA Pool #936760                                             5.500         06/01/2037         984,848          1,032,141
    FNMA Pool #942956                                             6.000         09/01/2037       1,340,992          1,417,764
    GE Capital Commercial Mortgage Corp.
      Ser. 2002-2A, C1. A3                                        5.349         08/11/2036         500,000            517,043
    GNMA CMO, Ser. 2002-88, C1. GW                                5.500         09/20/2019       1,000,000          1,056,812
    GNMA Pool #443216                                             8.000         07/15/2027          21,898             24,866
    GNMA Pool #452827                                             7.500         02/15/2028          25,298             28,341
    GNMA Pool #457453                                             7.500         10/15/2027           7,373              8,256
    GNMA Pool #479743                                             7.500         11/15/2030          19,726             22,116
    GNMA Pool #511723                                             7.500         10/15/2030          22,340             25,047
    GNMA Pool #511778                                             7.500         11/15/2030          68,910             77,258
    GNMA Pool #529534                                             8.000         08/15/2030           8,952             10,183
    GNMA Pool #540356                                             7.000         05/15/2031          55,129             60,918
    GNMA Pool #542083                                             7.000         01/15/2031           7,920              8,752
    GNMA Pool #552466                                             6.500         03/15/2032          78,334             84,321
    GNMA Pool #570323                                             6.000         02/15/2032          34,400             36,712
    GNMA Pool #574395                                             6.000         01/15/2032         531,469            567,177
    GNMA Pool #577653                                             6.000         08/15/2032          40,028             42,718
    GNMA Pool #585467                                             6.000         08/15/2032         177,787            189,732
    GNMA Pool #591025                                             6.500         10/15/2032          96,579            103,961
    GNMA Pool #717081                                             4.500         05/15/2039       1,987,108          2,020,640
    LB-UBS Commercial Mortgage Trust, Ser.
      2006-C7, Cl. A2                                             5.300         11/15/2038       1,800,000          1,796,325
    Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. AAB             5.325         12/15/2043         650,000            628,416
    Small Business Administration Participation
      Certificates, Ser. 2006-10A, Cl. 1                          5.524         03/10/2016         950,558            987,186
    Small Business Administration Participation
      Certificates, Ser. 2006-20C, Cl. 1                          5.570         03/01/2026         743,327            806,256
    TIAA Seasoned Commercial Mortgage Trust,
      Ser. 2007-C4, C1. A3                                        6.069         08/15/2039         350,000            363,472
                                                                                                                 ------------
                                                                                                                   58,505,802
                                                                                                                 ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                         SEPTEMBER 30, 2009 (UNAUDITED)

                                                                 Interest        Maturity        Principal
                     Description                                   Rate            Date           Amount             Value
----------------------------------------------------             --------        --------        ---------       ------------
LONG-TERM NOTES AND BONDS (95.6%) (continued)
  CORPORATE OBLIGATIONS (34.7%)
    Aerospace & Defense (0.4%)
      L-3 Communications Corp.                                    6.125%        01/15/2014      $  500,000       $    503,750
                                                                                                                 ------------
    Auto Rental (0.6%)
      ERAC USA Finance Co., Ser. 144A                             5.600         05/01/2015         800,000            784,445
                                                                                                                 ------------
    Building Materials (0.6%)
      Owens Corning, Inc.                                         7.000         12/01/2036       1,000,000            819,384
                                                                                                                 ------------
    Coal (0.5%)
      Consol Energy, Inc.                                         7.875         03/01/2012         665,000            691,600
                                                                                                                 ------------
    Commercial Banks (2.3%)
      Bank of Oklahoma NA                                         5.750         05/15/2017         200,000            178,884
      JPMorgan Chase & Co.                                        6.750         02/01/2011          37,000             39,299
      Merrill Lynch & Co., Inc.                                   0.683         11/01/2011         550,000            533,151
      Morgan Stanley                                              5.625         09/23/2019       1,000,000            983,299
      State Street Bank & Trust Co.                               5.300         01/15/2016         600,000            620,018
      U.S. Bank NA                                                6.375         08/01/2011          37,000             39,971
      Union Bank NA                                               5.950         05/11/2016         750,000            745,765
                                                                                                                 ------------
                                                                                                                    3,140,387
                                                                                                                 ------------
    E&P Services (0.6%)
      SEACOR Holdings, Inc.                                       5.875         10/01/2012         805,000            797,061
                                                                                                                 ------------
    Electric Utility (1.4%)
      AEP Texas Central Transition Funding LLC, Ser. A-3          5.090         07/01/2015         550,000            596,903
      Arizona Public Service Co.                                  6.375         10/15/2011         600,000            636,986
      The Potomac Edison Co.                                      5.350         11/15/2014         700,000            754,325
                                                                                                                 ------------
                                                                                                                    1,988,214
                                                                                                                 ------------
    Finance Companies (1.6%)
      Blackstone Holdings Finance Co., LLC, Ser. 144A             6.625         08/15/2019       1,000,000          1,013,995
      Ford Motor Credit Co. LLC                                   7.000         10/01/2013         800,000            750,891
      General Electric Capital Corp.                              6.375         11/15/2067         600,000            496,500
                                                                                                                 ------------
                                                                                                                    2,261,386
                                                                                                                 ------------
    Food (1.1%)
      Ralcorp Holdings, Inc., Ser. 144A                           6.625         08/15/2039       1,000,000          1,053,163
      Tyson Foods, Inc.                                           7.850         04/01/2016         500,000            510,000
                                                                                                                 ------------
                                                                                                                    1,563,163
                                                                                                                 ------------
    Gas-Distribution (0.5%)
      Southwest Gas Corp.                                         7.625         05/15/2012         650,000            704,870
                                                                                                                 ------------
    Health Care Services (0.5%)
      Quest Diagnostics, Inc.                                     6.950         07/01/2037         550,000            630,792
                                                                                                                 ------------
    Healthcare Equipment & Supplies (0.8%)
      Hospira, Inc.                                               5.900         06/15/2014       1,000,000          1,079,633
                                                                                                                 ------------
    Home Builders (0.7%)
      Meritage Homes Corp.                                        6.250         03/15/2015       1,000,000            930,000
                                                                                                                 ------------
    Hotel/Lodging (0.3%)
      MGM Mirage                                                  5.875         02/27/2014         500,000            392,500
                                                                                                                 ------------
    Independent Energy (1.2%)
      Pioneer Natural Resources Co.                               7.200         01/15/2028         600,000            520,753
      Southwestern Energy Co.                                     7.125         10/10/2017         500,000            455,270
      Union Pacific Resources Group, Inc.                         7.050         05/15/2018         600,000            641,419
                                                                                                                 ------------
                                                                                                                    1,617,442
                                                                                                                 ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                         SEPTEMBER 30, 2009 (UNAUDITED)

                                                                 Interest        Maturity        Principal
                     Description                                   Rate            Date           Amount             Value
----------------------------------------------------             --------        --------        ---------       ------------
LONG-TERM NOTES AND BONDS (95.6%) (continued)
  CORPORATE OBLIGATIONS (34.7%) (continued)
    Insurance (1.0%)
      Nationwide Financial Services                               6.250%        11/15/2011      $  700,000       $    724,692
      Willis North America, Inc.                                  6.200         03/28/2017         600,000            587,330
                                                                                                                 ------------
                                                                                                                    1,312,022
                                                                                                                 ------------
    Iron/Steel (0.6%)
      Reliance Steel & Aluminum Co.                               6.850         11/15/2036         900,000            781,523
                                                                                                                 ------------
    Leisure Time (0.4%)
      Royal Caribbean Cruises Ltd.                                6.875         12/01/2013         600,000            559,500
                                                                                                                 ------------
    Media (3.0%)
      British Sky Broadcasting Group PLC, Ser. 144A               6.100         02/15/2018         550,000            592,487
      CBS Corp.                                                   6.625         05/15/2011          37,000             38,759
      COX Communications, Inc.                                    7.625         06/15/2025       1,000,000          1,131,511
      TCI Communications, Inc.                                    7.875         02/15/2026       1,050,000          1,229,080
      Time Warner, Inc.                                           6.750         04/15/2011         387,000            413,612
      Time Warner Cable, Inc.                                     6.550         05/01/2037         650,000            690,661
                                                                                                                 ------------
                                                                                                                    4,096,110
                                                                                                                 ------------
    Metal Fabricate/Hardware (0.6%)
      Commercial Metals Co.                                       7.350         08/15/2018         800,000            844,618
                                                                                                                 ------------
    Mining (1.3%)
      Joy Global, Inc.                                            6.000         11/15/2016       1,135,000          1,130,992
      Vulcan Materials Co.                                        5.600         11/30/2012         600,000            632,603
                                                                                                                 ------------
                                                                                                                    1,763,595
                                                                                                                 ------------
    Miscellaneous Manufacturing (1.6%)
      Textron, Inc.                                               7.250         10/01/2019       1,000,000          1,013,338
      Tyco International Ltd./Tyco International                  6.875         01/15/2021       1,000,000          1,122,456
                                                                                                                 ------------
      Finance SA                                                                                                    2,135,794
                                                                                                                 ------------
    Office Furnishings-Orig (0.5%)
      Steelcase, Inc.                                             6.500         08/15/2011         650,000            651,639
                                                                                                                 ------------
    Office/Business Equipments (0.8%)
      Xerox Corp.                                                 8.250         05/15/2014       1,000,000          1,136,691
                                                                                                                 ------------
    Oil & Gas (0.7%)
      Murphy Oil Corp.                                            7.050         05/01/2029       1,100,000          1,031,371
                                                                                                                 ------------
    Oil & Gas-Production/Pipeline (3.9%)
      Nustar Logistics                                            7.650         04/15/2018       1,000,000          1,083,880
      Questar Pipeline Co.                                        5.830         02/01/2018         600,000            635,131
      Southern Natural Gas Co., Ser. 144A                         5.900         04/01/2017         650,000            669,434
      Southern Star Central Corp.                                 6.750         03/01/2016         650,000            620,750
      Transcontinental Gas Pipe Line Co. LLC, Ser. B              8.875         07/15/2012         600,000            691,754
      Valero Energy Corp.                                         6.625         06/15/2037       1,000,000            893,071
      Williams Partners LP/Williams Partners Finance Corp.        7.250         02/01/2017         700,000            687,898
                                                                                                                 ------------
                                                                                                                    5,281,918
                                                                                                                 ------------
    Packaging (0.4%)
      Pactiv Corp.                                                6.400         01/15/2018         550,000            577,420
                                                                                                                 ------------
    Paper and Forest Products (0.7%)
      Abitibi-Consolidated, Inc.                                  8.850*        08/01/2030         800,000            144,000
      Weyerhaeuser Co.                                            7.375         03/15/2032         900,000            797,202
                                                                                                                 ------------
                                                                                                                      941,202
                                                                                                                 ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                         SEPTEMBER 30, 2009 (UNAUDITED)

                                                                 Interest        Maturity        Principal
                     Description                                   Rate            Date           Amount             Value
----------------------------------------------------             --------        --------        ---------       ------------
LONG-TERM NOTES AND BONDS (95.6%) (continued)
  CORPORATE OBLIGATIONS (34.7%) (continued)
    Pharmaceuticals (1.5%)
      AmerisourceBergen Corp.                                     5.875%        09/15/2015      $  850,000       $    915,476
      Medco Health Solutions, Inc.                                6.125         03/15/2013       1,000,000          1,082,731
                                                                                                                 ------------
                                                                                                                    1,998,207
                                                                                                                 ------------
    Real Estate (0.4%)
      Nationwide Health Properties, Inc.                          6.250         02/01/2013         600,000            607,709
                                                                                                                 ------------
    Telecommunication Services (4.2%)
      America Movil SAB de CV                                     6.125         11/15/2037         750,000            757,802
      AT&T, Inc.                                                  6.250         03/15/2011          37,000             39,441
      BellSouth Corp.                                             6.550         06/15/2034         850,000            909,836
      British Telecommunications PLC                              9.125         12/15/2010          37,000             39,837
      GTE Corp.                                                   6.940         04/15/2028         600,000            645,113
      New Cingular Wireless Services, Inc.                        7.875         03/01/2011         537,000            582,771
      Rogers Communications, Inc.                                 6.375         03/01/2014         875,000            965,944
      Sprint Capital Corp.                                        7.625         01/30/2011          37,000             37,879
      Sprint Capital Corp.                                        8.750         03/15/2032         800,000            756,000
      Telecom Italia Capital SA                                   6.999         06/04/2018         600,000            663,052
      Verizon Global Funding Corp.                                7.250         12/01/2010          37,000             39,379
      Windstream Holding of the Midwest, Inc.                     6.750         04/01/2028         470,000            340,876
                                                                                                                 ------------
                                                                                                                    5,777,930
                                                                                                                 ------------
    Miscellaneous (0.0%)
      Quebec Province                                             6.125         01/22/2011          37,000             39,422
                                                                                                                 ------------
      Total corporate obligations (cost: $46,602,334)                                                              47,441,298
                                                                                                                 ------------
      Total long-term notes and bonds (cost: $127,419,018)                                                        130,637,080
                                                                                                                 ------------
SHORT-TERM NOTES AND BONDS (2.3%)
  U.S. GOVERNMENT & AGENCY OBLIGATION (1.7%)
      U.S. Treasury Bill                                          0.436         07/01/2010       2,300,000          2,295,378
                                                                                                                 ------------
      Total U.S. government & agency obligation
        (cost: $2,292,504)                                                                                          2,295,378
                                                                                                                 ------------
  CORPORATE OBLIGATIONS (0.6%)
    Chemicals (0.0%)
      E.I. Du Pont de Nemours Co.                                 6.875         10/15/2009          37,000             37,064
                                                                                                                 ------------
    Commercial Banks (0.0%)
      Wachovia Bank NA                                            7.800         08/18/2010          37,000             39,010
                                                                                                                 ------------
    Finance Companies (0.0%)
      General Electric Capital Corp.                              7.375         01/19/2010          37,000             37,703
                                                                                                                 ------------
    Oil & Gas (0.1%)
      ConocoPhillips                                              8.750         05/25/2010          37,000             39,059
                                                                                                                 ------------
    Oil & Gas-Production/Pipeline (0.5%)
      El Paso Natural Gas Co., Ser. A                             7.625         08/01/2010         700,000            693,253
                                                                                                                 ------------
    Miscellaneous (0.0%)
      Inter-American Development Bank                             7.375         01/15/2010          37,000             37,727
                                                                                                                 ------------
      Total corporate obligations (cost: $892,358)                                                                    883,816
                                                                                                                 ------------
      Total short-term notes and bonds (cost: $3,184,862)                                                           3,179,194
                                                                                                                 ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                         SEPTEMBER 30, 2009 (UNAUDITED)

                     Description                                                                  Shares             Value
----------------------------------------------------                                             ---------       ------------
MONEY MARKET MUTUAL FUND (1.5%)
      BlackRock Liquidity Funds TempFund Portfolio                                               2,000,000       $  2,000,000
                                                                                                                 ------------
      Total Money Market Mutual Fund (cost: $2,000,000)                                                             2,000,000
                                                                                                                 ------------
TOTAL INVESTMENTS (99.4%) (a) (COST: $132,603,880)                                                                135,816,274

OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)                                                                          867,282
                                                                                                                 ------------
NET ASSETS (100.0%)                                                                                              $136,683,556
                                                                                                                 ============

* Represents issuer in default on interest payment; non-income producing security.

  Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

  The interest rate for short-term notes reflects the yields for those securities as of September 30, 2009.

  Percentages shown are based on total net assets.

  (a) The United States federal income tax basis of the Portfolio's investments and the unrealized appreciation (depreciation) as of September 30, 2009.

                                                                    Total Net
                                                                   Unrealized
  Tax Basis           Appreciation          Depreciation          Appreciation
------------          ------------          ------------          ------------
$132,603,880           $5,086,751           $(1,874,357)           $3,212,394

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                         SEPTEMBER 30, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's assets carried at fair value:

                                                         LEVEL 1                    LEVEL 2                    LEVEL 3
                                                      -------------              -------------              -------------
INVESTMENTS IN SECURITIES
-------------------------
   U.S. Government & Agency Obligations               $           -              $  26,985,358              $           -
   Mortgage-Backed and Assets-Backed Securities                   -                 58,505,802                          -
   Corporate Obligations                                          -                 48,325,114                          -
   Money Market Mutual Fund                               2,000,000                          -                          -
                                                      -------------              -------------              -------------
                                                          2,000,000                133,816,274                          -
OTHER FINANCIAL INSTRUMENTS*                                      -                          -                          -
                                                      -------------              -------------              -------------
TOTAL                                                 $   2,000,000              $ 133,816,274              $           -
                                                      =============              =============              =============

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                            ASSET DIRECTOR PORTFOLIO
                         SEPTEMBER 30, 2009 (UNAUDITED)

                    Description                                         Shares         Value
----------------------------------------------------                   --------     ------------
COMMON STOCKS (63.2%)
  Aerospace & Defense (2.5%)
    General Dynamics Corp.                                               25,000     $  1,615,000
    Precision Castparts Corp.                                            48,400        4,930,508
                                                                                    ------------
                                                                                       6,545,508
                                                                                    ------------
  Apparel (2.6%)
    Columbia Sportswear Co.                                              76,200        3,136,392
    Wolverine World Wide, Inc.                                          153,950        3,824,118
                                                                                    ------------
                                                                                       6,960,510
                                                                                    ------------
  Automotive Components (2.1%)
    Harley-Davidson, Inc.                                                92,300        2,122,900
    Magna International, Inc., Class A                                   81,300        3,456,876
                                                                                    ------------
                                                                                       5,579,776
                                                                                    ------------
  Chemicals (1.2%)
    Dow Chemical Co.                                                    124,600        3,248,322
                                                                                    ------------
  Commercial Services (0.7%)
    MPS Group, Inc.*                                                     46,200          486,024
    Robert Half International, Inc.                                      50,600        1,266,012
                                                                                    ------------
                                                                                       1,752,036
                                                                                    ------------
  Computer Hardware & Software (5.8%)
    Autodesk, Inc.*                                                     174,700        4,157,860
    Cisco Systems, Inc.*                                                205,000        4,825,700
    Dell, Inc.*                                                         202,200        3,085,572
    Hewlett-Packard Co.                                                  66,067        3,119,023
                                                                                    ------------
                                                                                      15,188,155
                                                                                    ------------
  Diversified Financial Services (6.7%)
    Aegon NV*                                                           386,486        3,269,672
    Citigroup, Inc.*                                                     66,228          320,544
    Federated Investors, Inc., Class B                                  147,800        3,897,486
    Investment Technology Group, Inc.*                                  139,600        3,897,631
    JPMorgan Chase & Co.                                                 72,840        3,191,849
    Northern Trust Corp.                                                 25,500        1,483,080
    U.S. Bancorp                                                         78,600        1,718,196
                                                                                    ------------
                                                                                      17,778,458
                                                                                    ------------
  Diversified Manufacturing (5.0%)
    Carlisle Cos., Inc.                                                 134,000        4,543,940
    Crane Co.                                                           154,900        3,997,969
    Illinois Tool Works, Inc.                                           105,700        4,514,447
                                                                                    ------------
                                                                                      13,056,356
                                                                                    ------------
  Electrical Equipment (1.2%)
    Baldor Electric Co.                                                  44,100        1,205,694
    FLIR Systems, Inc.*                                                  70,300        1,966,291
                                                                                    ------------
                                                                                       3,171,985
                                                                                    ------------
  Food & Beverage (1.5%)
    The Coca-Cola Co.                                                    72,500        3,893,250
                                                                                    ------------
  Health Care (8.3%)
    Johnson & Johnson                                                    79,800        4,859,022
    McKesson Corp.                                                       85,900        5,115,345
    Medtronic, Inc.                                                      98,000        3,606,400
    Merck & Co., Inc.                                                    57,500        1,818,725
    Pfizer, Inc.                                                        284,700        4,711,785
    Zimmer Holdings, Inc.*                                               31,500        1,683,675
                                                                                    ------------
                                                                                      21,794,952
                                                                                    ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                         SEPTEMBER 30, 2009 (UNAUDITED)

                    Description                                         Shares         Value
----------------------------------------------------                   --------     ------------
COMMON STOCKS (63.2%) (continued)
  Industrial Conglomerates (1.3%)
    General Electric Co.                                                212,500     $  3,489,250
                                                                                    ------------
  Machinery (0.7%)
    Cummins, Inc.                                                        39,000        1,747,590
                                                                                    ------------
     Metals & Mining (1.4%)
    Alcoa, Inc.                                                         151,300        1,985,056
    Nucor Corp.                                                          38,800        1,823,988
                                                                                    ------------
                                                                                       3,809,044
                                                                                    ------------
  Oil & Oil Services (5.6%)
    ConocoPhillips                                                       59,000        2,664,440
    Exxon Mobil Corp.                                                     9,300          638,073
    Royal Dutch Shell PLC ADR                                            82,050        4,692,440
    Tidewater, Inc.                                                     106,950        5,036,275
    Valero Energy Corp.                                                  94,200        1,826,538
                                                                                    ------------
                                                                                      14,857,766
                                                                                    ------------
  Recreation (1.0%)
    Brunswick Corp.                                                      55,400          663,692
    Mattel, Inc.                                                        111,700        2,061,982
                                                                                    ------------
                                                                                       2,725,674
                                                                                    ------------
  Retail (5.0%)
    Bed Bath & Beyond, Inc.*                                            130,500        4,898,970
    Best Buy Co., Inc.                                                   96,500        3,620,680
    Home Depot, Inc.                                                    115,400        3,074,256
    Kohl's Corp.*                                                        28,200        1,608,810
                                                                                    ------------
                                                                                      13,202,716
                                                                                    ------------
  Semiconductors (5.1%)
    Applied Materials, Inc.                                             274,100        3,672,940
    Intel Corp.                                                         286,100        5,598,977
    Texas Instruments, Inc.                                             178,600        4,231,034
                                                                                    ------------
                                                                                      13,502,951
                                                                                    ------------
  Telecommunication Services (3.4%)
    Nokia OYJ ADR                                                       218,200        3,190,084
    Telefonos de Mexico Class L ADR                                     215,400        3,756,576
    Telmex Internacional ADR                                            136,900        1,909,755
                                                                                    ------------
                                                                                       8,856,415
                                                                                    ------------
  Transportation (2.1%)
    Norfolk Southern Corp.                                               58,100        2,504,691
    Werner Enterprises, Inc.                                            158,500        2,952,855
                                                                                    ------------
                                                                                       5,457,546
                                                                                    ------------
       Total common stocks (cost: $170,171,072)                                      166,618,260
                                                                                    ------------

                                                                        Interest    Maturity    Principal
                                                                          Rate        Date        Amount          Value
                                                                       ----------  ----------   ----------     ------------
LONG-TERM NOTES AND BONDS (26.8%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (4.8%)
    Federal Farm Credit Bank                                              2.625%   04/17/2014   $1,000,000     $  1,003,708
    Federal Home Loan Banks                                               1.625    07/27/2011      250,000          252,867
    FHLMC                                                                 3.750    03/27/2019      750,000          750,366
    FNMA                                                                  4.000    04/15/2013      380,000          407,098
    U.S. Treasury Bond                                                    3.250    07/31/2016      125,000          127,930
    U.S. Treasury Bond                                                    3.125    05/15/2019    1,750,000        1,721,972
    U.S. Treasury Bond                                                    5.375    02/15/2031      625,000          742,578
    U.S. Treasury Bond                                                    4.250    05/15/2039      300,000          310,359
    U.S. Treasury Note                                                    0.875    05/31/2011    1,575,000        1,578,753
    U.S. Treasury Note                                                    1.000    07/31/2011      550,000          551,569
    U.S. Treasury Note                                                    1.875    06/15/2012    1,675,000        1,701,172
    U.S. Treasury Note                                                    1.750    08/15/2012      400,000          404,125
    U.S. Treasury Note                                                    2.250    05/31/2014    1,825,000        1,830,560
    U.S. Treasury Note                                                    2.625    07/31/2014      675,000          686,285
    U.S. Treasury Note                                                    4.625    02/15/2017      500,000          553,555
                                                                                                               ------------
                                                                                                                 12,622,897
                                                                                                               ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                         SEPTEMBER 30, 2009 (UNAUDITED)

                                                                       Interest     Maturity     Principal
                    Description                                          Rate         Date        Amount           Value
----------------------------------------------------------            ----------   ----------   ----------     ------------
LONG-TERM NOTES AND BONDS (26.8%) (continued)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (13.0%)
    Banc of America Commercial Mortgage, Inc.,
      Ser. 2006-5, Cl. AAB                                                5.379%   09/10/2047   $  500,000     $    491,515
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2006-PW13, Cl. A3                                  5.518    09/11/2041      705,000          674,244
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2006-PW13, Cl. AAB                                 5.530    09/11/2041      700,000          700,796
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2006-PW14, Cl. A3                                  5.209    12/11/2038      400,000          361,847
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2006-T24, Cl. AAB                                  5.533    10/12/2041      450,000          449,389
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2007-PW15, Cl. AAB                                 5.315    02/11/2044      350,000          333,495
    CenterPoint Energy Transition Bond Co. LLC,
      Ser. 2005-A, Cl. A2                                                 4.970    08/01/2014      344,693          362,617
    CHN Equipment Trust, Ser. 2007-B A3A                                  5.400    10/17/2011      249,451          252,511
    Commercial Mortgage Pass Through Certificates,
      Ser. 2006-C8, Cl. AAB                                               5.291    12/10/2046      350,000          336,873
    Crown Castle Towers LLC, Ser. 2006-1A, Cl. AFX                        5.245    11/15/2036      800,000          800,000
    CSFB Mortgage Securities Corp., Ser. 2005-C5, Cl. AAB                 5.100    08/15/2038      800,000          815,099
    FHLMC CMO, Ser. 2424 Cl. OG                                           6.000    03/15/2017      298,522          322,373
    FHLMC CMO, Ser. 2947 Cl. VA                                           5.000    03/15/2016      327,503          347,433
    FHLMC Gold Pool #A11823                                               5.000    08/01/2033      400,047          415,440
    FHLMC Gold Pool #A14499                                               6.000    10/01/2033      135,686          144,302
    FHLMC Gold Pool #A16641                                               5.500    12/01/2033      429,788          452,307
    FHLMC Gold Pool #A42106                                               6.500    01/01/2036      531,301          567,186
    FHLMC Gold Pool #A42908                                               6.000    02/01/2036      174,834          185,062
    FHLMC Gold Pool #A45057                                               6.500    05/01/2036      278,241          297,034
    FHLMC Gold Pool #A51101                                               6.000    07/01/2036      233,988          247,676
    FHLMC Gold Pool #A56247                                               6.000    01/01/2037      598,733          633,759
    FHLMC Gold Pool #A58278                                               5.000    03/01/2037      762,118          788,705
    FHLMC Gold Pool #A58965                                               5.500    04/01/2037      755,417          791,811
    FHLMC Gold Pool #A71576                                               6.500    01/01/2038      367,397          392,133
    FHLMC Gold Pool #B12969                                               4.500    03/01/2019      394,640          416,881
    FHLMC Gold Pool #B19462                                               5.000    07/01/2020      364,546          385,820
    FHLMC Gold Pool #C01086                                               7.500    11/01/2030        9,150           10,277
    FHLMC Gold Pool #C01271                                               6.500    12/01/2031       29,905           32,196
    FHLMC Gold Pool #C01302                                               6.500    11/01/2031       20,873           22,472
    FHLMC Gold Pool #C01676                                               6.000    11/01/2033      640,723          681,409
    FHLMC Gold Pool #C14872                                               6.500    09/01/2028       13,145           14,177
    FHLMC Gold Pool #C20853                                               6.000    01/01/2029      346,303          369,809
    FHLMC Gold Pool #C56017                                               6.500    03/01/2031      216,372          233,082
    FHLMC Gold Pool #C61802                                               5.500    12/01/2031       80,035           84,269
    FHLMC Gold Pool #C65255                                               6.500    03/01/2032       18,045           19,405
    FHLMC Gold Pool #C67071                                               6.500    05/01/2032       14,863           16,028
    FHLMC Gold Pool #C68790                                               6.500    07/01/2032       70,442           75,751
    FHLMC Gold Pool #C74741                                               6.000    12/01/2032       56,656           60,324
    FHLMC Gold Pool #C79886                                               6.000    05/01/2033      134,847          143,410
    FHLMC Gold Pool #E00543                                               6.000    04/01/2013       10,973           11,560
    FHLMC Gold Pool #E00878                                               6.500    07/01/2015       10,092           10,746
    FHLMC Gold Pool #E01007                                               6.000    08/01/2016       22,736           24,305
    FHLMC Gold Pool #E77962                                               6.500    07/01/2014       12,469           13,331
    FHLMC Gold Pool #E85127                                               6.000    08/01/2016       10,948           11,748
    FHLMC Gold Pool #E85353                                               6.000    09/01/2016       53,994           57,938
    FHLMC Gold Pool #E95159                                               5.500    03/01/2018       81,041           86,910
    FHLMC Gold Pool #E95734                                               5.000    03/01/2018      408,020          434,382
    FHLMC Gold Pool #G01477                                               6.000    12/01/2032      394,867          421,037
    FHLMC Gold Pool #G01727                                               6.000    08/01/2034      956,442        1,017,176

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                         SEPTEMBER 30, 2009 (UNAUDITED)

                                                                       Interest     Maturity     Principal
                    Description                                          Rate         Date        Amount           Value
----------------------------------------------------------            ----------   ----------   ----------     ------------
LONG-TERM NOTES AND BONDS (26.8%) (continued)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (13.0%) (continued)
    FHLMC Gold Pool #G02060                                               6.500%   01/01/2036   $  729,248     $    778,959
    FHLMC Gold Pool #G08016                                               6.000    10/01/2034      764,489          812,078
    FHLMC Gold Pool #G08087                                               6.000    10/01/2035      202,214          214,360
    FHLMC Gold Pool #G11753                                               5.000    08/01/2020      485,888          514,244
    FHLMC Gold Pool #J05930                                               5.500    03/01/2021      603,457          639,995
    FNMA Pool #357269                                                     5.500    09/01/2017      190,021          203,605
    FNMA Pool #357637                                                     6.000    11/01/2034      515,085          547,310
    FNMA Pool #545929                                                     6.500    08/01/2032       55,447           59,833
    FNMA Pool #555591                                                     5.500    07/01/2033      142,797          150,235
    FNMA Pool #574922                                                     6.000    04/01/2016        2,852            3,063
    FNMA Pool #579170                                                     6.000    04/01/2016       15,883           17,064
    FNMA Pool #584953                                                     7.500    06/01/2031        6,294            7,053
    FNMA Pool #651220                                                     6.500    07/01/2032       22,360           24,128
    FNMA Pool #725793                                                     5.500    09/01/2019      769,049          823,063
    FNMA Pool #910446                                                     6.500    01/01/2037      321,197          343,844
    FNMA Pool #914468                                                     5.500    04/01/2037    1,376,304        1,442,394
    FNMA Pool #915258                                                     5.500    04/01/2037    1,399,412        1,466,612
    FNMA Pool #922224                                                     5.500    12/01/2036      695,805          729,761
    FNMA Pool #936760                                                     5.500    06/01/2037      984,848        1,032,140
    FNMA Pool #940624                                                     6.000    08/01/2037    2,000,157        2,114,666
    FNMA Pool #942956                                                     6.000    09/01/2037      670,496          708,882
    FNMA Pool #945882                                                     6.000    08/01/2037    1,651,074        1,745,597
    GE Capital Commercial Mortgage Corp.
      Ser. 2002-2A, Cl. A3                                                5.349    08/11/2036      500,000          517,043
    GNMA Pool #424578                                                     6.500    04/15/2026       70,962           76,287
    GNMA Pool #431962                                                     6.500    05/15/2026       31,318           33,668
    GNMA Pool #436741                                                     7.500    01/15/2027       20,717           23,198
    GNMA Pool #443216                                                     8.000    07/15/2027       11,455           13,007
    GNMA Pool #479743                                                     7.500    11/15/2030       19,726           22,116
    GNMA Pool #511778                                                     7.500    11/15/2030       26,965           30,231
    GNMA Pool #542083                                                     7.000    01/15/2031       39,602           43,760
    GNMA Pool #552466                                                     6.500    03/15/2032       36,556           39,350
    GNMA Pool #555179                                                     7.000    12/15/2031       16,382           18,102
    GNMA Pool #570323                                                     6.000    02/15/2032       13,760           14,685
    GNMA Pool #574395                                                     6.000    01/15/2032       52,105           55,606
    LB-UBS Commercial Mortgage Trust,
      Ser. 2006-C7, Cl. A2                                                5.300    11/15/2038    1,200,000        1,197,549
    Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. AAB                     5.325    12/15/2043      350,000          338,378
    Small Business Administration Participation
      Certificates, Ser. 2006-10A, Cl. 1                                  5.524    03/10/2016      475,279          493,593
    Small Business Administration Participation
      Certificates, Ser. 2006-20C, Cl. 1                                  5.570    03/01/2026      371,664          403,128
    TIAA Seasoned Commercial Mortgage Trust
      Ser. 2007-C4, Cl. A3                                                6.069    08/15/2039      650,000          675,019
                                                                                                               ------------
                                                                                                                 34,191,656
                                                                                                               ------------
CORPORATE OBLIGATIONS (9.0%)
  Aerospace & Defense (0.2%)
    L-3 Communications Corp.                                              6.125    01/15/2014      500,000          503,750
                                                                                                               ------------
  Auto Rental (0.1%)
    ERAC USA Finance Co., Ser. 144A                                       5.600    05/01/2015      200,000          196,111
                                                                                                               ------------
  Commercial Banks (0.9%)
    Bank of Oklahoma NA                                                   5.750    05/15/2017      150,000          134,163
    CitiFinancial, Inc.                                                   6.625    06/01/2015       75,000           75,222
    JPMorgan Chase & Co.                                                  6.750    02/01/2011        7,000            7,435
    Merrill Lynch & Co., Inc.                                             0.683    11/01/2011      450,000          436,215
    Morgan Stanley                                                        5.625    09/23/2019      500,000          491,650
    State Street Bank & Trust Co.                                         5.300    01/15/2016      400,000          413,345
    U.S. Bank NA                                                          6.375    08/01/2011        7,000            7,562
    Union Bank NA                                                         5.950    05/11/2016      750,000          745,765
                                                                                                               ------------
                                                                                                                  2,311,357
                                                                                                               ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                         SEPTEMBER 30, 2009 (UNAUDITED)

                                                                       Interest     Maturity     Principal
                    Description                                          Rate         Date        Amount           Value
----------------------------------------------------------            ----------   ----------   ----------     ------------
LONG-TERM NOTES AND BONDS (26.8%) (continued)
  CORPORATE OBLIGATIONS (9.0%) (continued)
    E&P Services (0.2%)
      SEACOR Holdings, Inc.                                               5.875%   10/01/2012   $  400,000     $    396,055
                                                                                                               ------------
    Electric Utility (0.6%)
      AEP Texas Central Transition Funding LLC, Ser. A-3                  5.090    07/01/2015      450,000          488,375
      Arizona Public Service Co.                                          6.375    10/15/2011      600,000          636,986
      The Potomac Edison Co.                                              5.350    11/15/2014      300,000          323,282
                                                                                                               ------------
                                                                                                                  1,448,643
                                                                                                               ------------
    Finance Companies (0.2%)
      Ford Motor Credit Co. LLC                                           7.000    10/01/2013      200,000          187,723
      General Electric Capital Corp.                                      6.375    11/15/2067      400,000          331,000
                                                                                                               ------------
                                                                                                                    518,723
                                                                                                               ------------
    Gas-Distribution (0.1%)
      Southwest Gas Corp.                                                 7.625    05/15/2012      350,000          379,546
                                                                                                               ------------
    Health Care Services (0.2%)
      Quest Diagnostics, Inc.                                             6.950    07/01/2037      450,000          516,102
                                                                                                               ------------
    Healthcare Equipment & Supplies (0.1%)
      Hospira, Inc.                                                       5.900    06/15/2014      300,000          323,890
                                                                                                               ------------
    Hotel/Lodging (0.1%)
      MGM Mirage                                                          5.875    02/27/2014      500,000          392,500
                                                                                                               ------------
    Independent Energy (0.2%)
      Pioneer Natural Resources Co.                                       7.200    01/15/2028      400,000          347,169
      Union Pacific Resources Group, Inc.                                 7.050    05/15/2018      250,000          267,258
                                                                                                               ------------
                                                                                                                    614,427
                                                                                                               ------------
    Insurance (0.3%)
      Nationwide Financial Services                                       6.250    11/15/2011      300,000          310,582
      Willis North America, Inc.                                          6.200    03/28/2017      500,000          489,442
                                                                                                               ------------
                                                                                                                    800,024
                                                                                                               ------------
    Iron/Steel (0.2%)
      Reliance Steel & Aluminum Co.                                       6.850    11/15/2036      600,000          521,015
                                                                                                               ------------
     Leisure Time (0.1%)
      Royal Caribbean Cruises Ltd.                                        6.875    12/01/2013      400,000          373,000
                                                                                                               ------------
    Media (1.1%)
      British Sky Broadcasting Group PLC, Ser. 144A                       6.100    02/15/2018      450,000          484,762
      CBS Corp.                                                           6.625    05/15/2011        7,000            7,333
      COX Communications, Inc.                                            7.625    06/15/2025      443,000          501,259
      TCI Communications, Inc.                                            7.875    02/15/2026    1,050,000        1,229,080
      Time Warner, Inc.                                                   6.750    04/15/2011      157,000          167,796
      Time Warner Cable, Inc.                                             6.550    05/01/2037      600,000          637,534
                                                                                                               ------------
                                                                                                                  3,027,764
                                                                                                               ------------
    Metal Fabricate/Hardware (0.3%)
      Commercial Metals Co.                                               7.350    08/15/2018      700,000          739,041
                                                                                                               ------------
    Mining (0.2%)
      Vulcan Materials Co.                                                5.600    11/30/2012      400,000          421,736
                                                                                                               ------------
    Miscellaneous Manufacturing (0.2%)
      Textron, Inc.                                                       7.250    10/01/2019      500,000          506,669
                                                                                                               ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                         SEPTEMBER 30, 2009 (UNAUDITED)

                                                                       Interest     Maturity     Principal
                    Description                                          Rate         Date        Amount           Value
----------------------------------------------------------            ----------   ----------   ----------     ------------
LONG-TERM NOTES AND BONDS (26.8%) (continued)
  CORPORATE OBLIGATIONS (9.0%) (continued)
    Office Furnishings-Orig (0.1%)
      Steelcase, Inc.                                                     6.500%   08/15/2011   $  350,000     $    350,883
                                                                                                               ------------
    Office/Business Equipments (0.3%)
      Xerox Corp.                                                         8.250    05/15/2014      800,000          909,353
                                                                                                               ------------
    Oil & Gas (0.1%)
      Murphy Oil Corp.                                                    7.050    05/01/2029      400,000          375,044
                                                                                                               ------------
    Oil & Gas-Production/Pipeline (1.1%)
      Questar Pipeline Co.                                                5.830    02/01/2018      400,000          423,420
      Southern Natural Gas Co., Ser. 144A                                 5.900    04/01/2017      600,000          617,940
      Southern Star Central Corp.                                         6.750    03/01/2016      375,000          358,125
      Transcontinental Gas Pipe Line Co. LLC, Ser. B                      8.875    07/15/2012      400,000          461,170
      Valero Energy Corp.                                                 6.625    06/15/2037      500,000          446,536
      Williams Partners LP/Williams Partners Finance Corp.                7.250    02/01/2017      550,000          540,491
                                                                                                               ------------
                                                                                                                  2,847,682
                                                                                                               ------------
    Packaging (0.2%)
      Pactiv Corp.                                                        6.400    01/15/2018      450,000          472,435
                                                                                                               ------------
    Paper and Forest Products (0.1%)
      Abitibi-Consolidated, Inc.                                          8.850**  08/01/2030      200,000           36,000
      Weyerhaeuser Co.                                                    7.375    03/15/2032      300,000          265,734
                                                                                                               ------------
                                                                                                                    301,734
                                                                                                               ------------
    Pharmaceuticals (0.7%)
      AmerisourceBergen Corp.                                             5.875    09/15/2015      685,000          737,766
      Medco Health Solutions, Inc.                                        6.125    03/15/2013    1,000,000        1,082,731
                                                                                                               ------------
                                                                                                                  1,820,497
                                                                                                               ------------
    Real Estate (0.2%)
      Nationwide Health Properties, Inc.                                  6.250    02/01/2013      400,000          405,140
                                                                                                               ------------
    Telecommunication Services (0.9%)
      AT&T, Inc.                                                          6.250    03/15/2011        7,000            7,462
      BellSouth Corp.                                                     6.550    06/15/2034      400,000          428,158
      British Telecommunications PLC                                      9.125    12/15/2010        7,000            7,537
      GTE Corp.                                                           6.940    04/15/2028      350,000          376,316
      Rogers Communications, Inc.                                         6.375    03/01/2014      625,000          689,959
      Sprint Capital Corp.                                                7.625    01/30/2011        7,000            7,166
      Sprint Capital Corp.                                                8.750    03/15/2032      400,000          378,000
      Telecom Italia Capital SA                                           6.999    06/04/2018      400,000          442,035
      Verizon Global Funding Corp.                                        7.250    12/01/2010        7,000            7,450
                                                                                                               ------------
                                                                                                                  2,344,083
                                                                                                               ------------
    Miscellaneous (0.0%)
      Quebec Province                                                     6.125    01/22/2011        7,000            7,458
                                                                                                               ------------
        Total corporate obligations (cost: $23,474,484)                                                          23,824,662
                                                                                                               ------------
        Total long-term notes and bonds (cost: $68,590,797)                                                      70,639,215
                                                                                                               ------------
SHORT-TERM NOTES AND BONDS (2.3%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (0.3%)
    U.S. Treasury Bill                                                    0.472    06/03/2010      650,000          649,128
    U.S. Treasury Bill                                                    0.403    07/29/2010      150,000          149,643
                                                                                                               ------------
      Total U.S. government & agency obligations (cost: $797,433)                                                   798,771
                                                                                                               ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                         SEPTEMBER 30, 2009 (UNAUDITED)

                                                                       Interest     Maturity     Principal
                    Description                                          Rate         Date        Amount           Value
----------------------------------------------------------            ----------   ----------   ----------     ------------
SHORT-TERM NOTES AND BONDS (2.3%) (continued)
  CORPORATE OBLIGATIONS (0.1%)
    Chemicals (0.0%)
      E.I. Du Pont de Nemours & Co.                                       6.875%   10/15/2009   $    7,000     $      7,012
                                                                                                               ------------
    Commercial Banks (0.0%)
      Wachovia Bank NA                                                    7.800    08/18/2010        7,000            7,380
                                                                                                               ------------
    Finance Companies (0.0%)
      General Electric Capital Corp.                                      7.375    01/19/2010        7,000            7,133
                                                                                                               ------------
    Oil & Gas (0.0%)
      ConocoPhillips                                                      8.750    05/25/2010        7,000            7,390
                                                                                                               ------------
    Oil & Gas-Production/Pipeline (0.1%)
      El Paso Natural Gas Co., Ser. A                                     7.625    08/01/2010      300,000          297,108
                                                                                                               ------------
    Miscellaneous (0.0%)
      Inter-American Development Bank                                     7.375    01/15/2010        7,000            7,138
                                                                                                               ------------
        Total corporate obligations (cost: $337,241)                                                                333,161
                                                                                                               ------------
  COMMERCIAL PAPER (1.9%)
    Banking and Finance (0.8%)
      Unilever Capital Corp.                                              0.122    10/19/2009    2,000,000        1,999,720
                                                                                                               ------------
    Health Care (1.1%)
      Abbott Laboratories                                                 0.122    10/14/2009    3,000,000        2,999,790
                                                                                                               ------------
        Total commercial paper (cost: $4,999,750)                                                                 4,999,510
                                                                                                               ------------
        Total short-term notes and bonds (cost: $6,134,424)                                                       6,131,442
                                                                                                               ------------

                                                                                                  Shares
                                                                                                ----------
MONEY MARKET MUTUAL FUND (3.1%)
  BlackRock Liquidity Funds TempFund Portfolio                                                   8,200,000        8,200,000
                                                                                                               ------------
    Total money market mutual fund (cost: $8,200,000)                                                             8,200,000
                                                                                                               ------------
MUTUAL FUNDS (4.3%)
  iShares Russell Midcap Growth Index Fund                                                          59,200        2,517,776
  iShares S&P 500 Growth Index Fund                                                                 47,800        2,580,244
  iShares S&P Midcap 400 Growth Index Fund                                                          27,000        1,991,250
  iShares S&P Smallcap 600 Growth Index Fund                                                        10,700          578,442
  Vanguard Growth Index Fund                                                                       159,200        3,745,976
                                                                                                               ------------
    Total mutual funds (cost: $12,190,017)                                                                       11,413,688
                                                                                                               ------------
TOTAL INVESTMENTS (99.7%) (a) (COST: $265,286,310)                                                              263,002,605
                                                                                                               ------------
OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)                                                                        714,958
                                                                                                               ------------
NET ASSETS (100.0%)                                                                                            $263,717,563
                                                                                                               ============

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                         SEPTEMBER 30, 2009 (UNAUDITED)

* Non-Income producing securities.

** Represents issuer in default on interest payment; non-income producing security.

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

The interest rate for short-term notes reflects the yields for those securities as of September 30, 2009.

Percentages shown are based on total net assets.

(a) The United States federal income tax basis of the Portfolio's investments and the unrealized appreciation (depreciation) as of September 30, 2009.

                                                                     Total Net
                                                                    Unrealized
  Tax Basis           Appreciation          Depreciation           Depreciation
------------          ------------          ------------           ------------
$265,390,091          $29,488,113           $(31,875,599)          $(2,387,486)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                         SEPTEMBER 30, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's assets carried at fair value:

                                                         LEVEL 1                    LEVEL 2                    LEVEL 3
                                                      -------------              -------------              -------------
INVESTMENTS IN SECURITIES
-------------------------
  Common Stocks                                       $ 166,618,260              $           -              $           -
  U.S. Government & Agency Obligations                            -                 13,421,668                          -
  Mortgage-Backed and Assets-Backed Securities                    -                 34,191,656                          -
  Corporate Obligations                                           -                 24,157,823                          -
  Commercial Paper                                                -                  4,999,510                          -
  Money Market Mutual Fund                                8,200,000                          -                          -
  Mutual Funds                                           11,413,688                          -                          -
                                                      -------------              -------------              -------------
                                                        186,231,948                 76,770,657                          -
OTHER FINANCIAL INSTRUMENTS*                                      -                          -                          -
                                                      -------------              -------------              -------------
TOTAL                                                 $ 186,231,948              $  76,770,657              $           -
                                                      =============              =============              =============

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                          SOCIALLY RESPONSIVE PORTFOLIO
                         SEPTEMBER 30, 2009 (UNAUDITED)

                    Description                                        Shares          Value
----------------------------------------------------                  --------      ------------
COMMON STOCKS (91.4%)
  Aerospace & Defense (3.4%)
    General Dynamics Corp.                                                 550      $     35,530
    Precision Castparts Corp.                                            1,100           112,057
                                                                                    ------------
                                                                                         147,587
                                                                                    ------------
  Apparel (3.7%)
    Columbia Sportswear Co.                                              1,900            78,204
    Wolverine World Wide, Inc.                                           3,300            81,972
                                                                                    ------------
                                                                                         160,176
                                                                                    ------------
  Automotive Components (1.2%)
    Harley-Davidson, Inc.                                                2,300            52,900
                                                                                    ------------
  Chemicals (2.1%)
    Dow Chemical Co.                                                     3,400            88,638
                                                                                    ------------
  Commercial Services (1.0%)
    MPS Group, Inc.*                                                     2,000            21,040
    Robert Half International, Inc.                                        800            20,016
                                                                                    ------------
                                                                                          41,056
                                                                                    ------------
  Computer Hardware & Software (8.8%)
    Autodesk, Inc.*                                                      3,800            90,440
    Cisco Systems, Inc.*                                                 5,250           123,585
    Dell, Inc.*                                                          4,800            73,248
    Hewlett-Packard Co.                                                  1,900            89,699
                                                                                    ------------
                                                                                         376,972
                                                                                    ------------
  Diversified Financial Services (10.2%)
    Aegon NV*                                                           10,677            90,327
    Citigroup, Inc.*                                                     1,400             6,776
    Federated Investors, Inc., Class B                                   3,296            86,916
    Investment Technology Group, Inc.*                                   3,000            83,760
    JPMorgan Chase & Co.                                                 1,750            76,685
    Northern Trust Corp.                                                   900            52,344
    U.S. Bancorp                                                         1,800            39,348
                                                                                    ------------
                                                                                         436,156
                                                                                    ------------
  Diversified Manufacturing (6.8%)
    Carlisle Cos., Inc.                                                  3,150           106,816
    Crane Co.                                                            3,550            91,626
    Illinois Tool Works, Inc.                                            2,150            91,827
                                                                                    ------------
                                                                                         290,269
                                                                                    ------------
  Electrical Equipment (3.0%)
    Baldor Electric Co.                                                  1,800            49,212
    FLIR Systems, Inc.*                                                  2,800            78,316
                                                                                    ------------
                                                                                         127,528
                                                                                    ------------
  Food & Beverage (2.4%)
    The Coca-Cola Co.                                                    1,950           104,715
                                                                                    ------------
  Health Care (10.7%)
    McKesson Corp.                                                       2,000           119,100
    Medtronic, Inc.                                                      3,150           115,920
    Merck & Co., Inc.                                                    3,250           102,797
    Zimmer Holdings, Inc.*                                               2,225           118,926
                                                                                    ------------
                                                                                         456,743
                                                                                    ------------
  Industrial Conglomerates (1.9%)
    General Electric Co.                                                 4,900            80,458
                                                                                    ------------
  Machinery (1.0%)
    Cummins, Inc.                                                        1,000            44,810
                                                                                    ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                    SOCIALLY RESPONSIVE PORTFOLIO (continued)
                         SEPTEMBER 30, 2009 (UNAUDITED)

                    Description                                        Shares          Value
----------------------------------------------------                  --------      ------------
COMMON STOCKS (91.4%) (continued)
  Metals & Mining (2.7%)
    Alcoa, Inc.                                                          4,950      $     64,944
    Nucor Corp.                                                          1,100            51,711
                                                                                    ------------
                                                                                         116,655
                                                                                    ------------
  Oil & Oil Services (8.0%)
    ConocoPhillips                                                       1,400            63,224
    Exxon Mobil Corp.                                                      300            20,583
    Royal Dutch Shell PLC ADR                                            1,600            91,504
    Tidewater, Inc.                                                      2,300           108,307
    Valero Energy Corp.                                                  2,950            57,201
                                                                                    ------------
                                                                                         340,819
                                                                                    ------------
  Recreation (1.7%)
    Brunswick Corp.                                                      2,400            28,752
    Mattel, Inc.                                                         2,450            45,227
                                                                                    ------------
                                                                                          73,979
                                                                                    ------------
  Retail (7.5%)
    Bed Bath & Beyond, Inc.*                                             2,350            88,219
    Best Buy Co., Inc.                                                   1,750            65,660
    BJ's Wholesale Club, Inc.*                                             600            21,732
    Home Depot, Inc.                                                     2,900            77,256
    Kohl's Corp.*                                                        1,200            68,460
                                                                                    ------------
                                                                                         321,327
                                                                                    ------------
  Semiconductors (7.1%)
    Applied Materials, Inc.                                              6,650            89,110
    Intel Corp.                                                          6,200           121,334
    Texas Instruments, Inc.                                              3,900            92,391
                                                                                    ------------
                                                                                         302,835
                                                                                    ------------
  Telecommunication Services (5.3%)
    Nokia OYJ ADR                                                        5,750            84,065
    Telefonos de Mexico Class L ADR                                      4,400            76,736
    Telmex Internacional ADR                                             4,800            66,960
                                                                                    ------------
                                                                                         227,761
                                                                                    ------------
  Transportation (2.9%)
    Norfolk Southern Corp.                                               1,400            60,354
    Werner Enterprises, Inc.                                             3,400            63,342
                                                                                    ------------
                                                                                         123,696
                                                                                    ------------
      Total common stocks (cost: $4,560,531)                                           3,915,080
                                                                                    ------------
MONEY MARKET MUTUAL FUNDS (4.7%)
    BlackRock Liquidity Funds TempFund Portfolio                       100,000           100,000
    Dreyfus Treasury Cash Management                                   100,000           100,000
                                                                                    ------------
      Total money market mutual funds (cost: $200,000)                                   200,000
                                                                                    ------------
TOTAL INVESTMENTS (96.1%) (a) (COST: $4,760,531)                                       4,115,080

OTHER ASSETS IN EXCESS OF LIABILITIES (3.9%)                                             168,179
                                                                                    ------------
NET ASSETS (100.0%)                                                                 $  4,283,259
                                                                                    ============

* Non-Income producing securities.

Percentages shown are based on total net assets.

(a) The United States federal income tax basis of the Portfolio's investments and the unrealized appreciation (depreciation) as of September 30, 2009.

                                                                     Total Net
                                                                    Unrealized
  Tax Basis           Appreciation          Depreciation           Depreciation
------------          ------------          ------------           ------------
$4,763,821            $226,137              $(874,878)             $(648,741)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                    SOCIALLY RESPONSIVE PORTFOLIO (continued)
                         SEPTEMBER 30, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's assets carried at fair value:

                                                         LEVEL 1                    LEVEL 2                    LEVEL 3
                                                      -------------              -------------              -------------
INVESTMENTS IN SECURITIES
-------------------------
 Common Stocks                                        $   3,915,080              $           -              $           -
 Money Market Mutual Funds                                  200,000                          -                          -
                                                      -------------              -------------              -------------
                                                          4,115,080                          -                          -
OTHER FINANCIAL INSTRUMENTS*                                      -                          -                          -
                                                      -------------              -------------              -------------
TOTAL                                                 $   4,115,080              $           -              $           -
                                                      =============              =============              =============

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

INVESTMENTS

Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price ("NOCP"). Short-term fixed income securities are valued at amortized cost, which approximates value. Fixed income securities for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Directors. Certain securities may be priced using a matrix price as provided by a pricing vendor. U.S. Government obligations are valued at the latest bid price; however, short-term obligations maturing in 60 days or less, when purchased, are valued at amortized cost, which approximates value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of the valuation.

The Money Market Portfolio securities are valued at amortized cost. The Portfolio's use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor) is responsible for reviewing this method of valuation to ensure that the Portfolio securities are reflected at their fair value.

Security transactions are recorded on the trade date. Realized gains and losses are determined on specific identification basis.

Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The President and Treasurer of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

    (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

        A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       OneAmerica Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*          /s/ J. Scott Davison
                         -------------------------------------------------------
                                J. Scott Davison, President
Date     11/16/2009
    -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ J. Scott Davison
                         -------------------------------------------------------
                                J. Scott Davison, President
Date     11/16/2009
    -----------------

By (Signature and Title)*          /s/ Constance E. Lund
                         -------------------------------------------------------
                                   Constance E. Lund, Treasurer
Date     11/16/2009
    -----------------

*Print the name and title of each signing officer under his or her signature.